RELATED PARTY TRANSACTIONS - Income Statement (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Revenues
Power purchase and revenue agreements	$ 14	$ 21	$ 103
Direct operating costs
Energy marketing fee & other services	(5)	(1)	(8)
Insurance services	0	0	(26)
Total related party direct operating costs
Interest expense
Borrowings	(35)	0	(2)
Contract balance accretion	(26)	(20)	(21)
Interest expense	(61)	(20)	(23)
Distribution income	8	0	0
Other related party services	3	(5)	(4)
Financial instrument gain/(loss)	21	5	0
Management service costs	(205)	(243)	(288)
Brookfield Asset Management
Direct operating costs
Insurance services	$ 0	$ 0	$ 0